Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
October 31, 2025
R99-NPRT1-1225
1.9907112.102
Bond Funds - 48.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	7,719	77,266
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	291,172	2,276,962
Fidelity Series Corporate Bond Fund (a)	157,686	1,501,172
Fidelity Series Emerging Markets Debt Fund (a)	17,341	147,743
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,695	36,652
Fidelity Series Floating Rate High Income Fund (a)	3,012	26,532
Fidelity Series Government Bond Index Fund (a)	270,571	2,505,489
Fidelity Series High Income Fund (a)	2,971	26,562
Fidelity Series International Developed Markets Bond Index Fund (a)	142,533	1,250,013
Fidelity Series Investment Grade Bond Fund (a)	227,966	2,332,092
Fidelity Series Investment Grade Securitized Fund (a)	156,630	1,430,033
Fidelity Series Long-Term Treasury Bond Index Fund (a)	216,733	1,194,199
Fidelity Series Real Estate Income Fund (a)	2,574	26,302
TOTAL BOND FUNDS (Cost $12,560,971)		12,831,017

Domestic Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	73,945	1,722,914
Fidelity Series Commodity Strategy Fund (a)	644	61,354
Fidelity Series Large Cap Growth Index Fund (a)	35,756	1,102,005
Fidelity Series Large Cap Stock Fund (a)	41,196	1,111,874
Fidelity Series Large Cap Value Index Fund (a)	113,421	2,071,064
Fidelity Series Small Cap Core Fund (a)	27,160	362,589
Fidelity Series Small Cap Opportunities Fund (a)	12,906	205,978
Fidelity Series Value Discovery Fund (a)	43,353	741,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,083,995)		7,379,554

International Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	30,236	571,165
Fidelity Series Emerging Markets Fund (a)	35,988	430,779
Fidelity Series Emerging Markets Opportunities Fund (a)	69,479	1,730,018
Fidelity Series International Growth Fund (a)	48,073	1,004,734
Fidelity Series International Index Fund (a)	25,169	380,298
Fidelity Series International Small Cap Fund (a)	15,700	314,150
Fidelity Series International Value Fund (a)	61,342	1,006,002
Fidelity Series Overseas Fund (a)	61,718	1,007,235
Fidelity Series Select International Small Cap Fund (a)	1,532	21,003
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,222,750)		6,465,384

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $20,496)	2,038	20,564

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,888,212)	26,696,519
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,370)
NET ASSETS - 100.0%	26,689,149

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,223	48,330	3,216	594	(24)	(47)	77,266	7,719
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,952,602	390,824	115,158	21,048	133	48,561	2,276,962	291,172
Fidelity Series Blue Chip Growth Fund	1,440,961	343,664	179,293	43,098	(110)	117,692	1,722,914	73,945
Fidelity Series Canada Fund	390,783	195,445	28,308	-	86	13,159	571,165	30,236
Fidelity Series Commodity Strategy Fund	51,564	11,706	5,058	848	33	3,109	61,354	644
Fidelity Series Corporate Bond Fund	1,258,581	297,821	76,930	16,350	864	20,836	1,501,172	157,686
Fidelity Series Emerging Markets Debt Fund	127,229	24,072	9,363	2,030	17	5,788	147,743	17,341
Fidelity Series Emerging Markets Debt Local Currency Fund	31,425	5,958	2,131	-	2	1,398	36,652	3,695
Fidelity Series Emerging Markets Fund	342,101	75,612	42,657	-	2,623	53,100	430,779	35,988
Fidelity Series Emerging Markets Opportunities Fund	1,369,957	309,408	163,986	-	7,372	207,267	1,730,018	69,479
Fidelity Series Floating Rate High Income Fund	22,964	5,029	1,348	501	(3)	(110)	26,532	3,012
Fidelity Series Government Bond Index Fund	2,073,801	533,212	133,864	21,525	787	31,553	2,505,489	270,571
Fidelity Series Government Money Market Fund	92,684	95,622	188,306	875	-	-	-	-
Fidelity Series High Income Fund	22,978	4,578	1,375	414	(1)	382	26,562	2,971
Fidelity Series International Developed Markets Bond Index Fund	1,071,918	226,152	63,030	5,484	(37)	15,010	1,250,013	142,533
Fidelity Series International Growth Fund	874,485	170,600	108,762	-	1,222	67,189	1,004,734	48,073
Fidelity Series International Index Fund	329,705	64,553	42,343	-	371	28,012	380,298	25,169
Fidelity Series International Small Cap Fund	288,239	36,652	17,892	-	233	6,918	314,150	15,700
Fidelity Series International Value Fund	932,710	170,481	172,726	-	1,454	74,083	1,006,002	61,342
Fidelity Series Investment Grade Bond Fund	1,939,836	481,044	126,178	22,949	1,104	36,286	2,332,092	227,966
Fidelity Series Investment Grade Securitized Fund	1,196,092	278,388	75,009	15,091	862	29,700	1,430,033	156,630
Fidelity Series Large Cap Growth Index Fund	920,342	190,069	110,976	-	1,041	101,529	1,102,005	35,756
Fidelity Series Large Cap Stock Fund	851,216	300,958	56,542	46,601	(136)	16,378	1,111,874	41,196
Fidelity Series Large Cap Value Index Fund	1,714,678	420,201	159,863	-	1,759	94,289	2,071,064	113,421
Fidelity Series Long-Term Treasury Bond Index Fund	1,106,840	214,888	170,067	11,348	(2,118)	44,656	1,194,199	216,733
Fidelity Series Overseas Fund	875,357	173,235	75,241	-	625	33,259	1,007,235	61,718
Fidelity Series Real Estate Income Fund	22,839	4,635	1,422	349	1	249	26,302	2,574
Fidelity Series Select International Small Cap Fund	17,877	2,353	-	-	-	773	21,003	1,532
Fidelity Series Short-Term Credit Fund	13,184	12,949	5,630	205	(3)	64	20,564	2,038
Fidelity Series Small Cap Core Fund	381,310	35,466	99,733	-	5,497	40,049	362,589	27,160
Fidelity Series Small Cap Opportunities Fund	176,293	27,349	10,440	3,275	402	12,374	205,978	12,906
Fidelity Series Treasury Bill Index Fund	325,878	48,761	374,967	3,102	156	172	-	-
Fidelity Series Value Discovery Fund	613,073	143,499	53,620	-	1,674	37,150	741,776	43,353
	22,861,725	5,343,514	2,675,434	215,687	25,886	1,140,828	26,696,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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